STOCKHOLDERS' EQUITY (Details Textual) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, shares authorized	150,000,000	150,000,000	75,000,000
Common Stock, Par Or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	0
Preferred stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001